BORROWINGS	12 Months Ended
Dec. 31, 2021
Borrowings [abstract]
BORROWINGS	BORROWINGS
Borrowings are composed of the following for the years ended:

		December 31, 2021		December 31, 2020
	Maturity	Weighted average effective interest rate	$	Weighted average effective interest rate	$
2021 Senior Unsecured Notes (a)	June 2029	4.38%	395,614	—%	—
2018 Senior Unsecured Notes (b)	October 2026	—%	—	7.00%	246,236
2021 Credit Facility (c)	June 2026	2.16%	96,116	—%	—
2018 Credit Facility (d)	June 2023	—%	—	3.07%	185,162
2018 Capstone Credit Facility (e)	Various until June 2023	5.17%	11,389	6.47%	10,505
Partially forgivable government loans (f)	Various until June 2026	1.25%	4,628	1.25%	5,265
Lease liabilities (g)	Various until December 2034	5.89%	44,801	6.12%	42,122
Other borrowings (h)	Various until December 2025	0.77% - 4.70%	2,713	0.82% - 9.31%	674
Total borrowings			555,261		489,964
Less: borrowings and lease liabilities, current			18,119		26,219
Total borrowings and lease liabilities, non-current			537,142		463,745
The aggregate principal amounts of the related borrowings and lease liabilities in the table above are presented net of debt issuance costs of $8.3 million and $5.1 million as of December 31, 2021 and 2020, respectively, and imputed interest of $0.2 million and $0.3 million as of December 31, 2021 and 2020, respectively, netting to $8.1 million and $4.8 million as of December 31, 2021 and 2020, respectively.
Refer to Note 24 for a maturity analysis on borrowings.
(a)2021 Senior Unsecured Notes
On June 8, 2021, the Company completed the private placement of $400.0 million aggregate principal amount of senior unsecured notes due June 15, 2029 ("2021 Senior Unsecured Notes"). The Company incurred debt issuance costs of $5.0 million which were capitalized and are being amortized using the straight-line method over the eight-year term. The 2021 Senior Unsecured Notes bear interest at a rate of 4.375% per annum, payable semi-annually, in cash, in arrears on June 15 and December 15 of each year, beginning on December 15, 2021.

The Company used the net proceeds from the 2021 Senior Unsecured Notes to redeem its previously outstanding 2018 Senior Unsecured Notes (defined below), to repay a portion of the borrowings outstanding under its 2018 Credit Facility (defined below) and to pay related fees and expenses, as well as for general corporate purposes.
As of December 31, 2021, the 2021 Senior Unsecured Notes outstanding balance amounted to $400.0 million ($395.6 million, net of $4.4 million in unamortized debt issuance costs).
On or after June 15, 2024, the Company may redeem the 2021 Senior Unsecured Notes at its option, in whole or in part, on certain redemption dates and at certain redemption prices specified in the indenture, plus any accrued and unpaid interest. In addition, prior to June 15, 2024, the Company may redeem the 2021 Senior Unsecured Notes at its option, in whole or in part, from time to time, at a redemption price equal to 100% of the principal amount of the notes redeemed, plus an applicable premium specified in the indenture, plus any accrued and unpaid interest. If the Company experiences a change of control, it may be required to offer to repurchase the 2021 Senior Unsecured Notes at a purchase price equal to 101% of their aggregate principal amount plus any accrued and unpaid interest up to, but excluding, the date of such repurchase.
The 2021 Senior Unsecured Notes indenture contains usual and customary incurrence-based covenants that are generally less restrictive than covenants under the 2021 Credit Facility (defined below) and, among other things, limit the Company's ability to incur additional debt; pay dividends, redeem stock or make other distributions; enter into certain types of transactions with affiliates; incur liens on assets; make certain restricted payments and investments; engage in certain asset sales, including sale and leaseback transactions; agree to certain restrictions on the ability of restricted subsidiaries to make payments to the Company; and merge, consolidate, transfer or dispose of substantially all assets. Certain of these covenants will be suspended if the 2021 Senior Unsecured Notes are assigned an investment grade rating by Standard & Poor's Rating Services and Moody's Investors Services, Inc. None of these covenants are considered restrictive to the Company’s operations and, as of December 31, 2021, the Company was in compliance with all of these debt covenants. The 2021 Senior Unsecured Notes are guaranteed by all direct and indirect subsidiaries of the Parent Company that are borrowers or guarantors under the 2021 Credit Facility. Under the terms of the indenture, any direct or indirect subsidiaries that in the future become borrowers or guarantors under the 2021 Credit Facility shall also be guarantors of the 2021 Senior Unsecured Notes.
(b)2018 Senior Unsecured Notes
On June 16, 2021, the Company's $250.0 million 7.00% senior unsecured notes ("2018 Senior Unsecured Notes") were redeemed in full, resulting in satisfaction and discharge of the obligation. In connection with the redemption of its 2018 Senior Unsecured Notes, the Company wrote-off debt issuance costs of $3.6 million which are recorded as interest expense under the caption finance costs (income) in earnings, and recognized an early redemption premium and other costs of $14.4 million recorded as other expense (income), net under the caption finance costs (income) in earnings.
On October 15, 2018, the Company completed the private placement of its 2018 Senior Unsecured Notes due October 15, 2026. The 2018 Senior Unsecured Notes bore interest at a rate of 7.00% per annum, which was payable semi-annually, in cash, in arrears on April 15 and October 15 of each year, beginning on April 15, 2019.
The 2018 Senior Unsecured Notes' indenture contained usual and customary incurrence-based covenants that were generally less restrictive than covenants under the 2018 Credit Facility and 2021 Credit Facility and, among other things, limited the Company's ability to incur additional debt; pay dividends, redeem stock or make other distributions; enter into certain types of transactions with affiliates; incur liens on assets; make certain restricted payments and investments; engage in certain asset sales, including sale and leaseback transactions; agree to certain restrictions on the ability of restricted subsidiaries to make payments to the Company; and merge, consolidate, transfer or dispose of substantially all assets. The indenture allowed for suspension of certain covenants if the 2018 Senior Unsecured Notes were assigned an investment grade rating by Standard & Poor's Rating Services and Moody's Investors Services, Inc. None of these covenants were considered restrictive to the Company’s operations. The 2018 Senior Unsecured Notes were guaranteed by all direct and indirect subsidiaries of the Parent Company that were borrowers or guarantors under the 2018 Credit Facility. Under the terms of the indenture, any direct or indirect subsidiaries that became borrowers or guarantors under the 2018 Credit Facility were also considered guarantors of the 2018 Senior Unsecured Notes.
(c)2021 Credit Facility
On June 14, 2021, the Company entered into a new five-year, $600.0 million credit facility (“2021 Credit Facility”) with a syndicated lending group, amending and extending the Company's 2018 Credit Facility that was due to mature in June 2023. The 2018 Credit Facility's outstanding balance of $112.8 million at the time of amendment was transferred to the 2021 Credit Facility.

In securing the 2021 Credit Facility, the Company incurred debt issuance costs amounting to $3.4 million which, in addition to the remaining unamortized debt issuance costs on the 2018 Credit Facility, were capitalized and are being amortized using the straight-line method over the five-year term of the loan. The 2021 Credit Facility consists of a $600.0 million revolving credit facility, as well as an incremental accordion feature of $300.0 million, which would enable the Company to increase the limit of this facility (subject to the credit agreement's terms and lender approval) to $900.0 million, if needed.

The 2021 Credit Facility matures on June 12, 2026 and bears an interest rate based, at the Company’s option, on the London Inter-bank Offered Rate ("LIBOR") (or a lender-approved comparable or successor rate), the Federal Funds Rate, or Bank of America’s prime rate, plus a spread varying between 10 and 235 basis points (110 basis points as of December 31, 2021) depending on the debt instrument's benchmark interest rate and the consolidated secured net leverage ratio.

As of December 31, 2021, the 2021 Credit Facility's outstanding principal balance amounted to $100.0 million ($96.1 million, net of $3.9 million in unamortized debt issuance costs). Including $2.3 million in standby letters of credit, total utilization under the 2021 Credit Facility amounted to $102.3 million. Accordingly, the Company’s unused availability as of December 31, 2021 amounted to $497.7 million.

The 2021 Credit Facility has two financial covenants, a consolidated secured net leverage ratio not to be more than 4.00 to 1.00, with an allowable temporary increase to 4.50 to 1.00 for the quarter in which the Company consummates an acquisition with a price not less than $50.0 million and the following three quarters, and a consolidated interest coverage ratio not to be less than 2.25 to 1.00. The Company was in compliance with the consolidated secured net leverage ratio and consolidated interest coverage ratio, which were 0.47 and 10.73 respectively, as of December 31, 2021. In addition, the 2021 Credit Facility has certain non-financial covenants, such as covenants regarding indebtedness, investments, and asset dispositions. The Company was in compliance with all covenants as of, and during the year ended, December 31, 2021.
The 2021 Credit Facility is secured by a first priority lien on all personal property of the Company and all current and future material subsidiaries who are borrowers or guarantors under the facility.
(d)2018 Credit Facility
The Company's five-year, $600.0 million credit facility entered into on June 14, 2018 and due in June 2023 ("2018 Credit Facility") was amended and extended on June 14, 2021 as part of entering into the 2021 Credit Facility, as discussed above.
In securing the 2018 Credit Facility, the Company incurred debt issue costs amounting to $2.7 million which were capitalized and were being amortized using the straight-line method over the five-year term of the loan. At the time the Company entered into the 2021 Credit Facility, the remaining unamortized debt issuance costs on the 2018 Credit Facility totalled $1.1 million, which are now being amortized using the straight-line method over the five-year term of the 2021 Credit Facility.
The 2018 Credit Facility consisted of a $400.0 million revolving credit facility (“2018 Revolving Credit Facility”) and a $200.0 million term loan (“2018 Term Loan”). The 2018 Term Loan included amortization features of $65.0 million through March 2023 ($5.0 million in 2018, $10.0 million in 2019, $12.5 million in 2020, $15.0 million in 2021, $17.5 million in 2022, and $5.0 million in 2023), and the remaining balance was due upon maturity in June 2023. Repayments of borrowings under the 2018 Term Loan were not available to be borrowed again in the future.
The 2018 Credit Facility also included an incremental accordion feature of $200.0 million, which enabled the Company to increase the limit of this facility (subject to the credit agreement's terms and lender approval) if needed. The 2018 Credit Facility bore an interest rate based, at the Company’s option, on LIBOR, the Federal Funds Rate, or Bank of America’s prime rate, plus a spread varying between 25 and 250 basis points (150 basis points as of December 31, 2020) depending on the debt instrument's benchmark interest rate and the consolidated secured net leverage ratio.
The 2018 Credit Facility was secured by a first priority lien on all personal property of the Company and all previous material subsidiaries who were borrowers or guarantors under the facility.
The 2018 Credit Facility had, in summary, two financial covenants: (i) a consolidated secured net leverage ratio not to be more than 3.70 to 1.00 with an allowable temporary increase to 4.20 to 1.00 for the quarters in which the Company consummated an acquisition with a price not less than $50.0 million and the following three quarters and (ii) a consolidated interest coverage ratio not to be less than 2.75 to 1.00. In addition, the 2018 Credit Facility had certain non-financial covenants, such as covenants regarding indebtedness, investments, and asset dispositions.
(e)2018 Capstone Credit Facility
On February 6, 2018, Capstone, one of the Company's subsidiaries, entered into an INR 975.0 million ($15.0 million) credit facility ("2018 Capstone Credit Facility"). The 2018 Capstone Credit Facility consists of an INR 585.0 million ($9.0 million) term loan facility ("Capstone Term Loan Facility") for financing capital expenditures and INR 390.0 million ($6.0 million) working capital facility ("Capstone Working Capital Facility") and bears interest based on the prevailing Indian Marginal Cost-Lending Rate ("IMCLR"). Any repayments of borrowings under the Capstone Term Loan Facility are not available to be borrowed again in the future. The 2018 Capstone Working Capital Facility and the balance of the Capstone Term Loan Facility mature in June 2023. Funding under the Capstone Term Loan Facility is committed, while the Capstone Working Capital Facility is uncommitted. Borrowings under the 2018 Capstone Credit Facility are guaranteed by the Parent Company and are otherwise unsecured.
As of December 31, 2021, the 2018 Capstone Credit Facility credit limit was INR 975.0 million ($13.1 million). The Capstone Term Loan Facility had an outstanding balance of INR 564.1 million ($7.6 million), and the Capstone Working Capital Facility outstanding balance was INR 283.4 million ($3.8 million) for a total gross outstanding amount of INR 847.5 million ($11.4 million). As of December 31, 2021, the 2018 Capstone Credit Facility's unused availability was INR 106.6 million ($1.4 million), composed entirely of uncommitted funding.
USD amounts presented above are translated from INR and are impacted by fluctuations in the USD and INR exchange rates.
(f)Partially forgivable government loans
In August 2015, one of the Company’s wholly-owned subsidiaries entered into a partially forgivable loan with the Agencia para Investmento Comercio Externo de Portugal, EPE ("AICEP"), the Portuguese agency for investment and external trade, as part of financing a capital expansion project. Based on the terms of the agreement, up to 50% of the loan could be forgiven as long as certain conditions were met, namely satisfying certain 2019 targets, including financial metrics and headcount additions, to be confirmed and communicated after the conclusion of the project. The Company had determined there was reasonable assurance that the forgiveness requirements would be satisfied and as a result €2.1 million ($2.4 million) was reclassified to deferred income in other liabilities as of December 31, 2019. On February 11, 2021, the AICEP formally approved for 45% of the original cash proceeds borrowed to be forgiven.

The partially forgivable loan is non-interest bearing with semi-annual installments of principal due from July 2018 through January 2025. To reflect the benefit of the interest-free status, the loan was discounted to its estimated fair value using a discount rate of 1.25% which reflects the borrowing cost of the Company’s wholly-owned subsidiary.
As of December 31, 2021, the loan had an outstanding balance of €1.4 million ($1.5 million) and a fair value of €1.3 million ($1.5 million). The difference between the outstanding balance and the fair value of the loan is the benefit derived from the interest-free loan which is recognized as deferred income in other liabilities until the assets are placed into service. When the capital expansion assets are placed into service, the deferred income is recognized in earnings through cost of sales on a systematic basis over the related assets’ useful lives.
The unamortized deferred income, which consists of the benefits of both meeting the loan forgiveness requirements and the interest-free loan status, is €1.7 million ($1.9 million) as of December 31, 2021 (€1.9 million ($2.3 million) as of December 31, 2020) and is included in the Company's consolidated balance sheet in the caption other liabilities.
In February 2018, the same subsidiary entered into a second partially forgivable loan with the AICEP to finance an additional capital expansion project. Based on the terms of the agreement, up to 60% of the loan could be forgiven in 2023 as long as certain conditions were met, namely satisfying certain 2022 targets, including financial metrics and headcount additions. The partially forgivable loan is non-interest bearing and semi-annual installments of principal are due from December 2020 through June 2026. To reflect the benefit of the interest-free status, the loan was discounted to its estimated fair value using a discount rate of 1.25% which reflects the borrowing cost of the Company’s wholly-owned subsidiary.
As of December 31, 2021, the loan had an outstanding balance of €2.9 million ($3.3 million) and a fair value of €2.8 million ($3.1 million). The difference between the outstanding balance and the fair value of the loan is the benefit derived from the interest-free loan and is recognized as deferred income. Additionally, once the Company has determined there is reasonable assurance that the forgiveness requirements will be satisfied, the portion of the loan that is no longer repayable will be reclassified to deferred income in other liabilities. The deferred income will be recognized in earnings through cost of sales on a systematic basis over the related assets’ useful lives when the capital expansion assets are placed into service. The unamortized deferred income is €0.2 million ($0.2 million) as of December 31, 2021 and December 31, 2020 and is included in the Company's consolidated balance sheet in the caption other liabilities.
Imputed interest expense is recorded over the life of the loans so that at the end of the loan periods the amounts to be reimbursed will equal the nominal amounts. Interest expense of less than $0.1 million was recognized on these loans during the years ended December 31, 2021 and 2020.
USD amounts presented above are translated from Euros and are impacted by fluctuations in the USD and Euro exchange rates.
(g)Refer to Note 15 for more information regarding lease liabilities.

(h)Other borrowings

IPG Asia Credit Facility
One of the Company's subsidiaries, IPG Asia, has a credit facility consisting of an INR 375.0 million ($5.0 million) working capital facility that renews annually, is due upon demand and bears interest based on the prevailing IMCLR ("IPG Asia Credit Facility").
The IPG Asia Credit Facility is guaranteed by the Parent Company, and certain local assets (with a carrying amount of $39.2 million as of December 31, 2021) are required to be pledged. IPG Asia is prohibited from granting liens on its assets without the consent of the lender under the IPG Asia Credit Facility. Funding under the IPG Asia Credit Facility is not committed and could be withdrawn by the lender with 10 days' notice. Additionally, under the terms of the IPG Asia Credit Facility, IPG Asia's debt to net worth ratio (as defined by the IPG Asia Credit Facility credit agreement) must be maintained below 3.00. IPG Asia was in compliance with the debt to net worth ratio which was 0.04 as of December 31, 2021.
As of December 31, 2021, the IPG Asia Credit Facility’s outstanding balance was INR 63.5 million ($0.9 million). Including INR 167.6 million ($2.2 million) in letters of credit, total utilization under the IPG Asia Credit Facility amounted to INR 231.1 million ($3.1 million). The IPG Asia Credit Facility's unused availability as of December 31, 2021 amounted to INR 143.9 million ($1.9 million), composed of uncommitted funding. USD amounts presented above are translated from INR and are impacted by fluctuations in the USD and INR exchange rates.

Short-term Credit Line

One of the Company’s wholly-owned subsidiaries has a short-term credit line for up to €2.5 million ($2.8 million) for the purpose of financing a capital expansion project. As of December 31, 2021, €1.5 million ($1.7 million) of the short-term credit line was utilized. No amounts were outstanding under the short-term credit line as of December 31, 2020. The credit line bears interest at the rate of the twelve-month Euro Interbank Offered Rate with a floor of 0% plus a premium (75 basis points as of December 31, 2021 and 2020). The short-term credit line matures in September 2022 and is renewable annually, with interest due quarterly and billed in arrears.

Vehicle Loans

One of the Company's subsidiaries has various loans related to the purchase of vehicles. The loans' outstanding principal balances amounted to €0.1 million ($0.1 million) as of December 31, 2021. The loans are repaid in annual installments through December 2025.
Reconciliation of liabilities arising from financing activities

The changes in the Company’s liabilities arising from financing activities can be classified as follows:

	Borrowings, non-current (excluding lease liabilities)	Borrowings, current (excluding lease liabilities)	Lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2019	443,819	20,235	44,756	508,810
Cash flows:
Proceeds	234,972	67,059	—	302,031
Repayments	(248,903)	(70,397)	(6,581)	(325,881)
Non-cash:
Lease additions	—	—	4,064	4,064
Lease disposals	—	—	(203)	(203)
Amortization of debt issuance costs	1,210	—	—	1,210
Foreign exchange and other	(23)	(130)	86	(67)
Reclassification	(2,364)	2,364	—	—
Balance as of December 31, 2020	428,711	19,131	42,122	489,964

	Borrowings, non-current (excluding lease liabilities)	Borrowings, current (excluding lease liabilities)	Lease liabilities	Total
	$	$	$	$
Balance as of December 31, 2020	428,711	19,131	42,122	489,964
Cash flows:
Proceeds	716,555	80,874	—	797,429
Repayments	(653,472)	(77,852)	(7,803)	(739,127)
Debt issuance costs (1)	(8,421)	—	—	(8,421)
Non-cash:
Lease additions	—	—	10,278	10,278
Lease disposals	—	—	(68)	(68)
Additions through business acquisitions	—	—	250	250
Amortization of debt issuance costs	1,502	—	—	1,502
Write-off of debt issuance costs	3,647	—	—	3,647
Foreign exchange and other	(192)	(23)	22	(193)
Reclassification	14,650	(14,650)	—	—
Balance as of December 31, 2021	502,980	7,480	44,801	555,261

(1)    Includes debt issuance costs of $0.1 million that were accrued for but unpaid as of December 31, 2021.